June 19, 2018

BNY MELLON FUNDS TRUST

BNY Mellon Large Cap Market Opportunities Fund

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

Supplement to Prospectus

dated December 29, 2017

All of the information referenced below is effective as of June 19, 2018.

The following information supersedes and replaces any contrary information contained in the section of the Fund's prospectus entitled "Fund Summary – BNY Mellon Large Cap Market Opportunities Fund – Portfolio Management":

Investment decisions for the U.S. Large Cap Equity Strategy have been made since the fund's inception in July 2010 by Walter Scott. Investment decisions for the strategy are currently made collectively by Walter Scott's investment team which includes the research team and the Investment Executive, a group within Walter Scott including several senior investment professionals. The members of the Investment Executive with responsibility for the day-to-day management of the portion of the fund's assets allocated to the strategy are Jane Henderson, the managing director of Walter Scott, and Roy Leckie and Charlie Macquaker, each an investment director of Walter Scott.

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The following information supersedes and replaces any contrary information contained in the section of the Fund's prospectus entitled "Fund Summary – BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund – Portfolio Management":

Investment decisions for the U.S. Large Cap Equity Strategy have been made since the fund's inception in July 2010 by Walter Scott. Investment decisions for the strategy are currently made collectively by Walter Scott's investment team which includes the research team and the Investment Executive, a group within Walter Scott including several senior investment professionals. The members of the Investment Executive with responsibility for the day-to-day management of the portion of the fund's assets allocated to the strategy are Jane Henderson, the managing director of Walter Scott, and Roy Leckie and Charlie Macquaker, each an investment director of Walter Scott.

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The following information supersedes and replaces any contrary information contained in the sections of the Fund's prospectus entitled "Fund Details – Management – Portfolio Managers – BNY Mellon Large Cap Market Opportunities Fund," "– BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund," and " – Biographical Information":

BNY Mellon Large Cap Market Opportunities Fund's primary portfolio managers with respect to the portion of the fund's assets invested in the U.S. Large Cap Equity Strategy are Jane Henderson, Roy Leckie and Charlie Macquaker.

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund's primary portfolio managers with respect to the portion of the fund's assets invested in the U.S. Large Cap Equity Strategy are Jane Henderson, Roy Leckie and Charlie Macquaker.